Virtus Asset Trust

Supplement dated July 14, 2017 to the Prospectuses

dated June 23, 2017

Important Notice to Shareholders

On the front cover of the statutory prospectus, the row containing Ticker Symbols for Virtus Seix North Carolina Tax-Exempt Bond Fund is hereby replaced as shown below:

Ticker Symbol by Class
Fund	A	C	R	I	IS	T
Virtus Seix North Carolina Tax-Exempt Bond Fund	SNCIX			CNCFX		VNCTX

Virtus Conservative Allocation Strategy Fund

and Virtus Growth Allocation Strategy Fund

Under the heading Portfolio Management in the section “Management” in each fund’s summary prospectus and the summary section of the statutory prospectus, the information for Peter J. Batchelar is hereby replaced with the following:

➢	Peter J. Batchelar, CFA, CAIA, Portfolio Manager for the Adviser and Senior Vice President of Product Management for Virtus Investment Partners, has co-managed the fund since 2017.

Under the subheading “VFA” on page 188 of the statutory prospectus, the table showing the funds’ portfolio managers is hereby replaced with the following:

Virtus Conservative Allocation Strategy Fund	Peter J. Batchelar, CFA, CAIA (since 2017) Thomas P. Wagner, CFA, CAIA (since 2017)
Virtus Growth Allocation Strategy Fund	Peter J. Batchelar, CFA, CAIA (since 2017) Thomas P. Wagner, CFA, CAIA (since 2017)

Virtus Seix Floating Rate High Income Fund

In the table showing “Annual Fund Operating Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row for “Other Expenses” is hereby amended to add a footnote reference to the figure in the Class IS column so that the corrected entry reads: “0.22%(b).”

Investors should retain this supplement for future reference.

VAT 8622/Corrections (7/2017)

Virtus Asset Trust

Supplement dated July 14, 2017 to the

Statement of Additional Information (“SAI”) dated June 23, 2017

Important Notice to Shareholders

In the table under the subheading “Non-Public Portfolio Holdings Information” on page 13 of the SAI, the row for “Portfolio Redistribution Firm” is hereby removed.

The following information is hereby added to the above-referenced table:

Portfolio Management Reconciliation System (Ceredex, Seix, Silvant and WCM)	Electra Information Systems	Daily with no delay
Portfolio Management Reconciliation System (Zevenbergen)	SS&C Advent	Daily with no delay

The table under the subheading “Public Portfolio Holdings Information” on page 13 of the SAI is hereby replaced in its entirety with the following:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Portfolio Redistribution Firms	Bloomberg, Standard & Poor’s and Thompson Reuters	Monthly with a 15-day delay.
Rating Agencies	Lipper Inc. and Morningstar	Monthly with a 15-day delay.
Virtus Public Website	Virtus Investment Partners, Inc.	Monthly with a 15-day delay.

Investors should retain this supplement for future reference.

VAT 8622B /Holdings (7/2017)